Fair Value of Assets and Liabilities	12 Months Ended
Mar. 31, 2026
Fair Value of Assets and Liabilities [Abstract]
Fair value of assets and liabilities
23.	Fair value of assets and liabilities

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 — Quoted prices (unadjusted) in active market for identical assets or liabilities that the Company can access at the measurement date

●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, and

●	Level 3 — Unobservable inputs for the asset or liability.

Assets measured at fair value

The following table shows an analysis of the Company’s asset measured at fair value at the end of the reporting period:

Fair value measurements at the end of the reporting period using
	Quoted prices in active markets for identical asset	Significant observable inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Recurring fair value measurements
March 31, 2026
Financial asset:
Other investment (Note 5)	—	—	2,500,000	2,500,000

March 31, 2025
Financial asset:

Other investment (Note 5)	—	—	—	—

Level 3 fair value measurement

(i) Information about significant unobservable inputs used in Level 3 fair value measurements

The following table shows the information about fair value measurements using significant unobservable inputs (Level 3):

Description	Valuation techniques	Key unobservable inputs	March 31, 2026	March 31, 2025

At fair value through other comprehensive income – other investment (unquoted equity securities)	Discounted cash flow	Cost of equity	15.50%	-
		Discount for lack of marketability	16.32%	-

(ii) Movements in Level 3 assets measure at fair value

	2026	2025
	US$	US$
	Fair value measurements using significant unobservable inputs (Level 3)
	Unquoted equity securities

At beginning of financial year	—	—
Acquisition of equity investment	2,500,000	—
At end of financial year	2,500,000	—

Assets and liabilities not measured at fair value

Cash and cash equivalents, amounts due from/to related parties, loans to related parties, other receivables and other payables

The carrying amount of these balances approximate their fair value due to the short-term nature of these balances.

Trade receivables and trade payables

The carrying amount of these receivables and payables approximate their fair value as they are subject to normal trade credit terms.

Lease liabilities and bank borrowings

The carrying amount of these balances approximate their fair value as they are subject to interest rates close to the market rate of interest for similar arrangements with financial institutions.